Fair Value Measurement - Summary of Change in Fair Value of The Warrant Liabilities (Detail) - Level 3 [Member] - Warrant Liabilities [Member] - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 4,007	$ 197	$ 197
Issuance of warrants	308	3,612
Exercise of warrants	(891)
Change in fair value	10,176	198
Ending balance	$ 13,600	$ 4,007	$ 197